ANNUAL REPORT
THOMAS WHITE WORLD FUND

Thomas White World Fund
Officers and Trustees                        Investment Advisor and
   Thomas S. White Jr.                       Administrator
     Chairman of the Board and President       Lord Asset Management Inc.
   Jill F. Almeida                             440 S. LaSalle Street, Suite 3900
     Trustee                                   Chicago. Illinois 60605-1028
   Philip R. Haag                            Custodian
     Trustee                                   State Street Bank and Trust Co.
   Nicholas G. Manos                           P.O. Box 1631
     Trustee                                   Boston, Massachusetts 02101
   Edward E. Mack III                        Legal Counsel
     Trustee                                   Dechert, Price & Rhoads
   Michael R. Miller                           1500 K Street, N.W.
     Trustee                                   Washington, DC 20005
   John N. Venson, D.P.M.                    Independent Accountants
     Trustee                                   McGladrey & Pullen LLP
   Virge J. Trotter III                        555 Fifth Avenue
     Vice-President and Secretary              New  York, New York 10017
   Brandon S. Joel                           Transfer Agent
     Treasurer                                 Firstar Trust Company
   Roberta J. Johnson                          615 East Michigan Street
     Treasurer                                 Milwaukee, Wisconsin 53202
   Douglas M. Jackman
     Vice-President


Thomas White World Fund                   The Following Letter was written by
                                          Mr. White, the Fund's President:
    Mr. White, the Fund's President                           December 16, 1996
and Portfolio Manager, has been an        Dear Friends,
active professional investor and
analyst of common stocks since                We at the Thomas White organiza-
joining Goldman Sachs in 1966. His        tion have talked to so many of you
interests have always been global.        recently that greeting you as "Dear
As a boy he grew up around the world,     Shareholder" does not seem appropriate
living in Naples, Manila and ten          anymore.  Investing around the world
other communities before graduating       is a fascinating subject matter and is
from Duke University in 1965. Over        generating wide interest in the Fund.
his thirty years as an investment         If you have children or friends who
manager, he has been with Lehman          would also like to be involved with
Brothers, Blyth Eastman Dillon and        global investing, we invite their par-
most recently, fourteen years with        ticipation.  Our phone number is
Morgan Stanley. At Morgan Stanley,        800-811-0535.
he was a Managing Director and Chief
Investment Officer for the firm's             In recent years there have emerged
valuation-oriented equity investing.      several excellent publications for
                                          mutual fund investors.  We feel this
    Together with the organizations's     development is beneficial for both the
team of seasoned domestic and             inidividual investor and the profes-
international analysts, Mr. White         sional fund manager.  The two most ex-
directs the management of global,         tensive publications in this field are
regional and country-specific             Morningstar Mutual Funds and the Value
investment portfolios. The group also     Line Mutual Fund Survey.  Our Fund is
produces monthly publications which       now reviewed by both of these fine or-
value global securities. These are        ganizations.  They produce a full page
purchased by institutional asset          of general information, comparative
management organizations worldwide.       data and written analysis on the
                                          Thomas White World Fund, which is up-
                                          dated every several months. After the
                                          Fund becomes three years old next June
                                          28, they will begin issuing ratings of
                                          our relative attractiveness versus
                                          other world funds in their universe.
                                          Both analysts assigned to review our
                                          organization were very thorough and
                                          objective.
  THE WORLD HAS CHANGED. A GLOBAL             Our message to these analysts was
 PORTFOLIO IS NOW BOTH LOGICAL AND        quite simple.  The Fund is designed to
     INCREASINGLY INVITING.               attract and serve the individual who
                                          is a prudent, long-term investor.  We
             1960  1970   1980   1996     use an investment approach that
                                          combines our skills in valuing global
US & Canada   75%   70%    61%    46%     companies with our experience in de-
                                          signing stable portfolios.  Our share-
Europe        22%   22%    23%    29%     holder communications emphasize topics
                                          that we feel are important to the in-
Asia Pacific   3%    8%    16%    25%     vestment success of our individual
             100%  100%   100%   100%     clients.  Our institutional clients
                                          outside the Fund are seasoned profes-
Global Market Value                       sionals with established objectives
(Billions)   $500 $2,000 $4,100 $10,800   and clear investment perspectives.
                                          Since individuals within the Fund are
  The growth in markets abroad has        not full-time investment profession-
  provided a dramatic increase in the     als, we frequently discuss setting
  number of investment opportunities.     goals and developing investment per-
                                          spective.  We feel this is an impor-
                                          tant aspect of helping shareholders to
                                          become successful long-term investors.
                                              Both analyts asked us to explain
                                          our decision to become a world fund.
                                          We strongly believe that a world fund
                                          is the ideal portfolio structure to
                                          satisfy our dual goals of superior
                                          performance and smoother investment
                                          returns.
                                             Superior performance can come both
                                          from having a larger number of attrac-
                                          tive investment opportunities and from
                                          accurate stock selection. Our research
                                          division, the Global Capital Insti-
                                          tute, is widely recognized for its
                                          analytical expertise in valuing compa-
                                          nies in each of the top twenty-five
                                          stock markets around the world. Its
                                          monthly research publications, which
                                          include over two hundred pages of de-
                                          tailed company valuations, have been
                                          used by institutional managers of in-
                                          ternational portfolios since 1987. The
                                          superior returns of our global invest-
                                          ment management have been driven by
                                          the accuracy of our research, as well
                                          as the fact that it unearths so many
                                          profitable opportunities.
                                             Smoother investment returns are the
                                          the second potential advantage of a
                                          world fund. Its global breadth allows
                                          the design of a portfolio that can
                                          capture both strong and relatively
                                          stable performance. This is because
                                          the cyclical, but independent, swings
                                          of individual country stock markets
                                          largely disappear when they are
                                          brought together into a world port-
                                          folio. Their individual ups and downs
                                          offset each other. Volatile, unruly
                                          components unite to become a more
                                          stable whole. In contrast to other
                                          funds, we have designed our portfolio
                                          to take maximum advantage of the
                                          opportunity to obtain smoother perfor-
                                          mance. The results are clear. The
                                          Thomas White World Fund has had strong
                                          performance and lower volatility in
                                          its returns than most other world
                                          funds since its inception.

                                                        Thomas S. White, Jr.
                                                        President and Portfolio
                                                        Manager

    The World Equity Market Index and its Major Regional Component Indices

Jan 1, 1970-Oct 31, 1996   Annualized Returns in U.S. Dollars with Regional
                           Performance Ranked #1 to #4
Five-Year                  World   Europe     USA        Japan      Pacific
Periods                                                             Ex-Japan

1970-1974                  -1.3%   -0.9%(#2)  -3.4%(#3)  16.0%(#1)  -6.2%(#4)
1975-1979                  16.0%   18.9%(#2)  13.3%(#4)  18.8%(#3)  27.5%(#1)
1980-1984                  12.4%    6.1%(#3)  14.5%(#2)  17.0%(#1)   4.1%(#4)
1985-1989                  28.0%   32.3%(#2)  19.8%(#4)  41.4%(#1)  22.4%(#3)
1990-1994                   4.2%    7.0%(#3)   9.2%(#2)  -3.4%(#4)  15.3%(#1)
1995-October 31, 1996      15.3%   17.7%(#2)  27.4%(#1)  -5.2%(#4)  14.3%(#3)

US Dollar Return           11.7%   12.5%      11.6%      15.3%      12.1%

Standard Deviation
of Return                  16.0%   17.3%      25.1%      25.1%      26.2%

                    Source: Morgan Stanley Capital International

                                      MANAGEMENT DISCUSSION
  YOUR FUND'S OBJECTIVE                                     December 16, 1996

The Thomas White World Fund              This report represents the second full-
seeks long-term capital growth        year annual report of the Thomas White
through a flexible policy of          World Fund. The twelve-month review period
investing in stocks and debt          concluded on October 31, 1996. As of this
obligations of companies and          writing, the Fund has $40.5 million of
governments of any nation,            shareholder assets.
including underdeveloped
countries.                               On October 31, the Fund's portfolio in-
                                      cluded 187 companies.  These represented
                                      94.8% of the Fund's total value, with the rest in cash equivalents or other assets.

                                         The Fund's performance versus the Mor-
     YOUR FUNDS'S INVESTMENT          gan Stanley World Index is presented be-
            PHILOSOPHY                low. Current prices and return data now
                                      appear daily in most domestic newspapers.
I.  Superior returns can come from    This can be found in the Mutual Fund Sec-
    properly harnessing the high      tion listed alphabetically under the "T"'s
    potential inherent within         as Thomas White.  We are please with the
    undervalued global companies.     portfolio's progress this year. Returns
                                      have been competitive, both in an absolute
II. A valuation-oriented invest-      sense and in comparison to other global
    ment style can capture this       mutual funds.
    potential while maintaining a
    lower risk profile and healthy    Performance Year          T. White  MSCI
    dividend income.                  Ended October 31, 1996      World*  World

III. We emphasize owning a broadly    Annualized Since Inception
     diversified portfolio of         (6-28-94)                   12.56%  13.35%
     undervalued companies with       One Year                    15.63%  16.30%
     solid cash flows, attractive     Total Return Since
     growth potential and approp-     Inception                   31.92%  34.09%
     riately conservative balance      * Assumes reinvestment of dividend &
     sheets.                             capital gain distributions.

IV.  Currency projections have        PORTFOLIO STRATEGY AND REVIEW
     minimal influence in stock
     selection and portfolio            The Fund's performace is the product of
     design.                          our investment philosophy and portfolio
                                      strategy. Our philosophy is that under-
                                      valued companies produce superior returns.
                                      Accordingly, our efforts focus on analyz-ing companies using our organization's valuation methods. Our portfolio strategy is to buy those companies that sell at the greatest discount to their valuations, then sell them when they are fairly priced.

                                         We believe that successful stock selec-
                                      tion worldwide is one of our organiza-
                                      tion's distinct strengths.  Our analysts
                                      have established methods of valuing stocks
                                      in every developed country throughout the
                                      world.  We also believe that broad country
                                      diversification best captures the poten-
                                      tial for portfolio smoothness that is the
                                      unique advantage of a world fund. Further-
                                      more, diversified country exposure assures
                                      that the rewards of good stock selection
                                      will not be eclipsed by a poorly perform-
    The Thomas White World Fund       ing country. Accordingly, the Fund's port-
    Geographic distribution on        folio now owns common stocks in eighteen
          October 31, 1996            major countries.
   Based on Long-Term Securities
                                         Over the last four quarters ending
Continental Europe    24.5%           October 31, the Fund has mildly underper-
United Kingdom         9.5%           formed its market benchmark, the Morgan
North America         41.1%           Stanley Capital International World Index.
Latin America          0.6%           Benchmark weights, as of October 31, 1996,
Japan                 12.0%           in the three large world subregions, are
Far East               7.2%           Europe (29.3%), North America (45.4%), and
Australia and New      5.1%           the Pacific (25.3%). Bottom-up stock valu-
  Zealand                             ations directed the Fund's portfolio to be
                                      more balanced in these three regions
                                      (34.0%, 41.7% and 24.3%, as of October 31,
                                      1996). Our choice of overweighting Euro-
  The Thomas White World Fund         pean stocks, due to their attractive valu-
      Top Ten Holdings on             ations, reduced the Fund's performance.
        October 31, 1996              Returns were also held down by the Fund's
    Based on Total Net Assets         below-index exposure to United States
                                      stocks. Despite rich stock valuations,
Company                 % of Total    U.S. equities continue to enjoy stronger
Industry, Country       Net Assets    returns than foreign securities. Fortun-
                                      ately, our strong stock selection in all
New World Development      1.8%       three regions partially offset the effect
Industrial, Hong Kong                 of our regional country mix. The final re-
                                      sult was a solid 15.63% retrun over the
ING Group                  1.5%       twelve months versus 16.30% for the MSCI
Insurance, Netherlands                World Index. Our current strategy con-
                                      tinues to maintain balanced regional
Garan, Inc.                1.2%       weightings, as opposed to having a dispro-
Consumer Retail, United States        portionate 45.4% of the portfolio in U.S.
                                      equities.
Bristol Myers Squibb       1.2%
Healthcare, United States                The purchase and sales of stocks in the
                                      Fund over the last twelve months has been
Eridania Beghin-Say        1.1%       the product of our organization's monthly
Consumer Staples, France              investment process.  This process begins
                                      with the valuation of each company. Stocks
Chase Manhattan Corp.      1.0%       that have reached fair value are then sold
Banking, United States                and replaced with currently undervalued
                                      securities.  The process involves our en-
United Technologies        1.0%       tire firm, from the research department to
Industrial, United States             portfolio management to securities trad-
                                      ing. The portfolio's turnover rate of
HSBC Holdings              0.9%       51.2% over the last year reflected on-
Banking, Hong Kong                    going, small monthly changes of stock-
                                      holdings. This regular process allows the
DSM NV                     0.9%       Fund to benefit from the organization's
Chemicals, Netherlands                most current research conclusions.

Electrolux                 0.9%
Consumer Durables, Sweden


Performance Summary
This Fund's performance period since inception was two years, four months and two days in length. Over this period the Fund's return, with dividends reinvested, was 31.92%. In the same period the MSCI World Index, with net dividends, returned 34.09%. The graph below shows the monthly value of $10,000 initially invested in the Fund and the MSCI World Index.

Pursuant to Rule 304(a) of Regulation S-T, the following table replaces a graph showing growth of an initial $10,000 investment, assuming all dividend and capital gain distributions reinvested, and the MSCI World Index
(see footnote 1). The return since inception (June 28, 1994) was 31.9% for the Fund and 34.1% for the World Index (see footnote 2). The one year return for the Fund was 15.6%. The Fund's average total return since inception was 12.6%.

              Fund          MSCI World
              Composite     Index
6/30/94       $10,010       $10,028
7/31/94        10,440        10,217
8/31/94        10,690        10,522
9/30/94        10,380        10,243
10/31/94       10,500        10,532
11/30/94       10,130        10,073
12/31/94       10,067        10,168
1/31/95         9,966        10,012
2/28/95        10,259        10,156
3/31/95        10,531        10,643
4/30/95        10,803        11,011
5/31/95        11,035        11,103
6/30/95        11,106        11,097
7/31/95        11,550        11,650
8/31/95        11,389        11,388
9/30/95        11,570        11,717
10/31/95       11,409        11,529
11/30/95       11,621        11,927
12/31/95       11,983        12,272
1/31/96        12,357        12,493
2/29/96        12,432        12,567
3/31/96        12,507        12,773
4/30/96        12,839        13,070
5/31/96        12,914        13,079
6/30/96        12,903        13,143
7/31/96        12,475        12,677
8/31/96        12,710        12,820
9/30/96        13,021        13,319
10/31/96       13,192        13,409


Note: 1. MSCI World Index is with net dividends
      2. Past performance should not be construed as a guarantee of future performance.

Dividend Information

    The Fund pays dividends annually. On December 9, 1996, the Board of Trustees authorized an income dividend and capital gains distribution with an ex-date of December 24, 1996, payable on December 27, 1996, for shareholders of record December 23, 1996.

    In accordance with current Internal Revenue Service requirements, these distributions will comprise substantially all earnings of the Fund from net investment income through December 31, 1996, and net realized gains through the fiscal year ending October 31, 1996.

    Information regarding the taxability of the above-mentioned dividends and distributions will be sent to shareholders following the close of the calendar year.

THOMAS WHITE WORLD FUND
Portfolio of Investments

Issue                              Industry              Shares     Value

COMMON STOCKS:         94.8%

AUSTRALIA:             4.7%
Email Ltd.                         Industrial            73,900     $202,892
Goodman Fielder Ltd.               Consumer Staples      236,300    276,707
National Australia Bank Ltd.       Banking               20,760     227,490
National Australia Bank Ltd. ADR   Banking               4,300      235,963
Pacific Dunlop Ltd                 Industrial            93,700     207,583
Rothmans Holdings Ltd.             Consumer Staples      56,000     358,887
Santos Ltd.                        Energy                79,500     317,014
                                                                    1,826,536

BELGIUM:               1.2%
Cobepa                             Financial Diversified 3,400      117,076
Solvay                             Chemicals             600        359,250
                                                                    476,326

CANADA:                2.6%
BCE Inc.                           Communication         4,900      225,222
Canfor Corporation                 Building              11,200     112,912
Methanex Corporation *             Chemicals             16,300     138,156
Quebecor Incorporated Class B      Services              9,300      159,040
Royal Bank of Canada               Banking               6,200      205,108
Transalta Corporation              Utilities             12,900     163,285
                                                                    1,003,723

FINLAND:               1.4%
Orion B                            Healthcare            7,000      236,390
UPM-Kymmene Oy*                    Forest & Paper        15,200     307,648
                                                                    544,038

FRANCE:                5.0%
Assurance General France           Insurance             8,800      259,238
Bouygues                           Building              2,058      201,418
Cap Gemini                         Technology            2,700      131,334
Christian Dior                     Consumer Retail       1,900      252,393
Danone                             Consumer Staples      1,200      164,095
Eridania Beghin-Say                Consumer Staples      2,600      413,440
Saint Louis SA                     Services              1,000      253,370
Societe Generale                   Banking               2,100      285,887
                                                                    1,961,175

GERMANY:               1.2%
Bankges Berlin                     Banking               13,500     228,926
Merck KGAA                         Healthcare            6,700      245,410
                                                                    474,336

HONG KONG:             5.8%
Amoy Properties                    Financial Diversified 149,500    184,677
Hopewell Holdings                  Building              337,000    226,666
HSBC Holdings                      Banking               18,000     366,712
Jardine Strategic Holdings         Services              88,500     288,510
New World Development Co.          Industrial            124,000    721,779
Semi-Tech                          Industrial            91,806     163,883
Wheelock & Company                 Consumer Retail       140,000    315,098
                                                                    2,267,325

ITALY:                 3.9%
Banca Commerciale Italiana SPA     Banking               93,600     161,011
Banco Popolare di Bergamo          Banking               19,200     301,638
Benetton SPA                       Consumer Retail       19,500     226,272
Fiat                               Consumer Duraables    65,100     172,717
Stet Risp NON CV                   Communication         130,300    347,236
Telecom Italia                     Communication         133,400    297,882
                                                                    1,506,756

JAPAN:                 12.0%
Aoki International                 Consumer Retail       7,000      130,233
Aoyama Trading                     Consumer Retail       7,000      178,763
Bank of Iwate                      Banking               1,700      91,751
Best Denki                         Consumer Retail       10,000     126,371
Dai-Dan Company Ltd.               Building              13,000     184,818
Dainippon Ink & Chemicals, Inc.    Chemicals             20,000     85,476
Dowa Mining                        Metals                29,000     125,213
East Japan Railway                 Transportation        22         100,974
Fuji Photo Film Company            Services              6,000      172,181
Fujitsu Ltd.                       Technology            21,000     184,292
Fukuoka City Bank                  Banking               19,000     141,561
General Sekiyu                     Energy                18,000     139,482
Hisamitsu Pharmaceutical
   Company Inc.                    Healthcare            16,000     135,920
Hitachi Ltd. ADR                   Technology            2,600      232,375
Hokkaido Electric Power            Utilities             3,900      78,034
Itoham Foods                       Consumer Staples      17,000     110,400
Japan Tobacco                      Consumer Staples      17         119,947
Juroku Bank                        Banking               11,000     55,507
Kyushu Electric Power Co., Inc.    Utilities             3,000      79,746
Marubeni                           Industrial            30,000     138,744
Matsushita Electric Industries Co. Consumer Durables     6,000      95,831
Nichimen Corporation               Industrial            35,000     141,596
Nikko Securities                   Financial Diversified 14,000     133,918
Nintendo Company                   Services              4,000      252,742
NOK Corporation                    Consumer Durables     26,000     172,952
San-In-Godo Bank                   Banking               7,000      51,233
Sanki Engineering                  Capital Goods         16,000     188,152
Shiga Bank                         Banking               41,000     219,481
Shinwa Bank                        Banking               23,000     121,307
Shiseido Company                   Consumer Staples      7,000      81,703
Suzuki Motor                       Consumer Durables     15,000     152,699
Takara Standard                    Consumer Durables     15,000     139,534
Yamanouchi Pharmanceuticals Co.    Healthcare            9,000      182,448
Yaskawa Electric Company           Capital Goods         40,000     154,104
                                                                    4,699,488

MALYASIA:              1.4%
Oriental Holdings Berhad           Services              30,800     209,557
Perlis Plantation Berhad           Consumer Staples      43,750     125,471
Rashid Hussain Berhad              Financial Diversified 35,000     218,750
                                                                    553,778

MEXICO:                0.6%
Telefonos de Mexico Series L ADR   Communication         7,400      225,700
                                                                    225,700

NETHERLANDS:           6.0%
Bolswessanen CF                    Consumer Staples      15,000     260,394
DSM NV                             Chemicals             3,800      363,374
Hoogovens                          Metals                9,700      344,767
ING Groep NV                       Insurance             19,189     597,344
OCE Grinten                        Industrial            1,100      117,162
Philips Electronics NV             Industrial            5,700      200,583
Randstad Holdings                  Services              1,800      145,326
Royal Dutch Petroleum              Energy                1,100      181,913
Wolters Kluwer                     Services              1,200      154,012
                                                                    2,364,875

NEW ZEALAND:           0.4%
Brierley Investments Ltd.          Industrial            89,600     81,903
Fletcher Challenge Building        Building              5,800      15,741
Fletcher Challenge Energy          Utilities             5,800      16,563
Fletcher Challenge Paper           Forest & Paper        11,600     21,042
Fletcher Forest Division           Forest & Paper        3,291      5,504
                                                                    140,753

NORWAY                 0.7%
Den Norske Bank A                  Banking               87,300     288,230
                                                                    288,230

SPAIN:                 1.5%
FECSA                              Utilities             35,000     279,507
U Fenosa                           Utilities             45,900     297,556
                                                                    577,063

SWEDEN:                2.6%
Electrolux B                       Consumer Durables     6,500      361,259
SKF B                              Industrial            9,300      205,481
Trelleborg B                       Industrial            16,300     210,392
Volvo B                            Consumer Durables     11,800     244,590
                                                                    1,021,722

SWITZERLAND:           0.9%
George Fischer                     Capital Goods         200        190,304
SMH AG                             Services              1,200      167,915
                                                                    358,219

UNITED KINGDOM:        9.4%
Abbey National PLC                 Banking               20,700     214,148
Arjo Wiggins Appleton PLC          Forest & Paper        61,800     160,964
British Petroleum Co.              Energy                18,650     201,896
British Steel                      Metals                66,200     184,281
British Telecom                    Communication         32,400     187,768
Burton Group PLC                   Consumer Retail       106,600    259,432
Chubb Security                     Services              27,200     140,806
Coats Viyella                      Consumer Retail       42,600     106,449
General Accident                   Insurance             17,400     209,607
Harrison & Crosfield PLC           Industrial            89,300     186,074
Hillsdown Holdings                 Consumer Staples      61,800     176,556
Inchcape                           Services              43,200     201,830
Ladbroke Group                     Services              63,996     206,790
National Westminster Bank PLC      Banking               18,300     213,299
NFC PLC                            Transportation        50,000     153,020
Severn Trent                       Utilities             13,500     135,375
Southwest Water                    Utilities             22,300     210,913
Tate & Lyle                        Consumer Staples      23,900     185,973
T & N PLC                          Consumer Durables     79,100     166,102
Unigate Group                      Consumer Staples      28,000     198,276
                                                                    3,699,559

UNITED STATES:         33.5%
Abbott Laboratories                Healthcare            3,400      172,125
Amerada Hess Corporation           Energy                4,300      238,113
America Online*                    Technology              700      18,988
American National Insurance Co.    Insurance             3,400      222,700
American Stores                    Consumer Staples      6,000      248,250
Amsouth Bancorp                    Banking               4,700      217,963
Anheuser Busch                     Consumer Staples      6,600      254,100
Atlantic Richfield                 Energy                1,300      172,250
Avery Denison                      Services              3,400      223,975
Becton Dickinson                   Healthcare            3,800      165,300
Black & Decker                     Services              3,400      127,075
Bristol Myers Squibb Co.           Healthcare            4,300      454,725
Brown Forman B                     Consumer Staples      5,100      220,575
Chase Manhattan Corporation        Banking               4,680      401,310
Cisco Systems*                     Technology              800      49,500
CMS Energy Corporation             Utilities             2,100      66,413
Comerica                           Banking               2,700      143,438
Comsat Corporation Series 1        Communication         9,800      230,300
Eckerd Corporation*                Consumer Staples      2,700      74,925
Edison International               Utilities             10,000     197,500
Entergy                            Utilities             2,800      78,400
First of America                   Banking               2,600      141,375
Ford Motor Company                 Consumer Durables     8,100      253,125
Garan Services, Inc.               Consumer Retail       27,000     455,625
General Dynamics Corporation       Aerospace             3,900      267,638
General Motors Corporation         Consumer Durables     2,400      129,300
General Motors Corp. Class H       Industrial            5,200      277,550
GPU Incorporated                   Utilities             2,500      82,188
Harris Corporation                 Industrial            5,300      331,913
HBO & Company                      Technology            800        48,100
ITT Hartford Corporation           Insurance             3,000      189,000
ITT Industries                     Consumer Durables     9,800      227,850
JC Penny, Inc.                     Consumer Retail       2,300      120,750
JP Morgan & Company                Banking               2,300      198,662
McDonnell Douglas Corporation      Aerospace             5,000      272,500
Mellon Bank Corporation            Banking               1,350      87,919
Midamerican Energy                 Utilities             4,800      74,400
Murphy Oil                         Energy                6,200      306,125
National Service Industries        Industrial            6,700      231,150
Norfolk Southern Corporation       Transportation        2,700      240,638
Nynex Corporation                  Communication         6,100      271,450
Ornda Health*                      Healthcare            5,100      138,975
Pacific Telesis Group              Communication         5,100      173,400
Philip Morris Cos., Inc.           Consumer Staples      3,900      361,236
Pitney Bowes Inc.                  Services              2,600      145,275
PPG Industries Inc.                Chemicals             5,400      307,800
Reebok International Ltd.          Consumer Retail       4,200      150,150
RJR Nabisco Holdings Group         Consumer Staples      7,400      213,675
Sara Lee Corporation               Consumer Staples      7,100      252,050
Schering-Plough                    Healthcare            4,400      281,600
Southern New England
   Telecommunications Corp         Communication         1,900      70,775
Sprint Corp.                       Communication         5,700      223,725
Sun Microsystems*                  Technology              800      48,800
SuperValu Incorporated             Consumer Staples      9,800      291,550
Textron Incorporated               Industrial            2,300      204,125
Transamerica Corporation           Insurance             2,300      174,512
Union Texas Petroleum              Energy                7,600      162,450
United Technologies Corporation    Industrial            3,000      386,250
USLife Corporation                 Insurance             7,650      239,061
US Robotics                        Technology            400        25,150
USX Marathon Corporation           Energy                11,800     258,125
VF Corporation                     Consumer Retail       2,600      169,975
Warner-Lambert                     Healthcare            2,200      139,975
Washington Post Class B            Services              600        197,400
Xerox Corporation                  Services              6,900      319,987
                                                                    13,121,204

Total Common Stocks (Cost $33,443,257)                             $37,110,806

US GOVERNMENT          2.8%
BONDS
                                                         Principal
                                                         Amount
U.S. Treasury Bill,  02/06/97  (Cost $1,109,705)         1,125,000  $1,109,705

TIME DEPOSIT:          2.0%
                                                         Par
                                                         Value
State Street Bank and Trust Co. Eurodollar Time
 Deposit   2.75%, due 11/01/96  (Cost $794,000)         $794,000      $794,000

Total Investments:     99.6% (Cost$35,346,962)                      39,014,511
Other Assets, Less
Liabilities:            0.4%                                           142,546
Total Net Assets:      100%                                        $39,157,057

* Non-income Producing Security

See Notes to Financial Statements.


THOMAS WHITE WORLD FUND
Statement of Assets and Liabilities
October 31, 1996

ASSETS

Investments in securities at value (cost $35,346,962)             $39,014,511
Cash                                                               638
Receivables:
  Investment securities sold                                       26,023
  Dividends and interest                                           146,741
Prepaid expenses and deferred organization costs                   16,191
Equipment                                                          13,546
        Total assets                                               39,217,650


LIABILITIES
Accrued expenses                                                   57,340
Due to Manager                                                     3,253
        Total liabilities                                          60,593


NET ASSETS
Source of Net Assets:
  Net capital paid in on shares of beneficial interest            $32,641,239
  Undistributed net investment income                              498,263
  Accumulated net realized gain                                    2,350,006
  Net unrealized appreciation                                      3,667,549
        Net assets                                                $39,157,057

Shares outstanding                                                 3,175,674
Net asset value per share                                         $12.33

See Notes to Financial Statements.


THOMAS WHITE WORLD FUND
Statement of Operations
Year Ended October 31, 1996

INVESTMENT INCOME
Income:
  Dividends (net of foreign taxes withheld of $84,454)            $1,019,514
  Interest                                                         145,814
        Total investment income                                    1,165,328

Expenses:
  Investment management fees                                       371,850
  Custodian fees                                                   46,997
  Transfer Agent Fees                                              19,849
  Audit fees and expenses                                          24,280
  Trustees' fees and expenses                                      14,275
  Printing Expenses                                                2,997
  Legal fees and expenses                                          16,240
  Organization costs                                               6,017
  Registration fees                                                25,118
  Depreciation expense                                             17,068
  Other expenses                                                   12,821
        Total expenses                                             557,512

        Net investment income                                      607,816

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain on investments                                   2,434,680
Unrealized appreciation on investments                             2,215,073
        Net gain on investments                                    4,649,753
        Net increase in net assets from operations                 $5,257,569

See Notes to Financial Statements.


THOMAS WHITE WORLD FUND
Statements of Changes in Net Assets
                                                 Year              Year
                                                 Ended             Ended
                                             October 31, 1996   October 31, 1995
Change in net assets from operations:
  Net investment income                     $     607,816        $  508,915
  Net realized gain                               2,434,680         1,339,827
  Unrealized appreciation for the period          2,215,073         979,253
    Net increase in net assets from operations    5,257,569         2,827,995


Distributions to shareholders:
  From net investment income                      (573,868)         (117,567)
  From net realized gain                          (1,424,501)       (1,093)

Fund share transactions                           2,919,256         16,340,920
        Total increase                            6,178,456         19,050,255

Net assets:
  Beginning of period                             32,978,601        13,928,346

  End of year                                $    39,157,057     $  32,978,601


See Notes to Financial Statements.


THOMAS WHITE WORLD FUND
Notes to Financial Statement
October 31, 1996


Note 1.  Summary of Accounting Policies

    Lord Asset Management Trust (the "Trust") was organized as a Delaware business trust on February 9, 1994, as an open-end diversified management investment company. The Trust currently has one series of Shares, the Thomas White World Fund (the "Fund"). The following is a summary of significant accounting policies followed in the preparation of its financial statements.

(a) Valuation of securities. Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales prices on the principal exchange on which the securities are traded. Over-the-counter securities and listed securities for which no sale is reported are valued at the mean between the last current bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees.

(b) Foreign currency translation. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Fund purchases or sells a foreign security it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transaction.

      The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the amounts of dividends, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the fiscal period, resulting from changes in the exchange rates.

(c) Income taxes. It is the Fund's intention to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision has been made for federal income taxes. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

(d) Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from these estimates.

(e) Deferred organization costs. Organization costs have been deferred and are being amortized over the period ending June 28, 1999.

(f) Other. Investment transactions are accounted for on a trade date basis. Interest is accrued on a daily basis and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded when the information is available to the Fund.


Note 2.  Transactions in Shares of Beneficial Interest

As of October 31, 1996, there were an unlimited number of $.01 par value shares of beneficial interest authorized. Transactions are summarized as follows:

                          Year Ended                   Year Ended
                        October 31, 1996            October 31, 1995
                      Shares       Amount        Shares        Amount
Shares sold          175,437       $2,048,354    1,579,042     $16,248,265
Shares issued on
 reinvestment of
 distributions       175,904       1,968,358     11,889        118,659
Shares redeemed      (90,857)      (1,097,457)   (2,379)       (26,004)

Net increase         260,484       $2,919,256    1,588,552     $16,340,920

Note 3.  Investment Management Fees and Other Transactions with Affiliates

The Fund pays monthly an investment management fee to Lord Asset
Management Inc. at the rate of 1% of the Fund's average daily net assets. The fee is subject to reduction in any year to the extent that expenses (exclusive of certain expenses) of the Fund exceed any applicable state regulations. The strictest rule currently applicable to the Fund is 2.5% of the first $30 million of net assets, 2.0% of the next $70 million of net assets, and 1.5% of the remainder. For the year ended October 31, 1996, Lord Asset Management agreed to reimburse expenses to the extent that the Fund's total operating expenses exceeded 1.50% of the Fund's average daily net assets. No reimbursement was required for the year ended October 31, 1996.

Note 4.  Investment Transactions

During the period ended October 31, 1996, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, were $22,186,028 and $17,333,468, respectively. The cost of securities for federal income tax purposes was $35,431,634. Realized gains and losses are reported on an identified cost basis.

At OCtober 31, 1996, the aggregate gross unrealized appreciation and depreciation of portfolio securities, based upon cost for federal income tax purposes, were as follows:

            Unrealized appreciation            $4,936,295
            Unrealized depreciation            (1,353,418)
                Net unrealized appreciation    $3,582,877

Note 5.  Selected Financial Information

                                                                   Period from
                                        Year          Year         June 28, 1994
                                        Ended         Ended       (Inception) to
                                     Oct. 31, 1996  Oct. 31, 1995  Oct. 31, 1994
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period      $11.31      $10.50         $10.00

Income from investment operations:
      Net investment income               0.19        0.19           0.06
      Net realized and unrealized gain    1.51        0.71           0.44
                                          1.70        0.90           0.50

Distributions:
      From net investment income          (0.20)      (0.09)           --
      From net realized gains             (0.48)        --             --

Change in net asset value for the period  1.02        0.81           0.50

Net asset value, end of period            $12.33      $11.31         $10.50

Total Return                              15.63%      8.65%          5.00%**
Ratios/supplemental data
Net assets, end of period (000)           $39,157     $32,979        $13,928
Ratio to average net assets:
      Expenses (net of reimbursement)     1.50%       1.49%          1.50%*+
      Net investment income               1.63%       2.08%          1.79%*
Portfolio turnover rate                   51.22%      64.54%         0.01%
Average commission rate (per share)++     $0.0337     $0.0303        $0.0618

* Annualized
+ In the absence of the expense reimbursement, expenses would have been 2.36% of average net assets.